Changes in the Group structure (Tables)	12 Months Ended
Dec. 31, 2020
Changes in the Group structure
Summary of purchase price allocation

(M$)	At the acquisition date
Goodwill	345
Intangible assets	56
Tangible assets	235
Other assets and liabilities	(58)
Debt net of cash acquired	-
FAIR VALUE OF CONSIDERATION	578